Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Mount Logan Capital Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002051820